Summary of Significant Accounting Policies - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2021 GBP (£)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted cash	$ 1,988	$ 14
Lease term (in years)	1 year
Fees, taxes, and charges	$ 438	73	$ 215
Contract assets	218	55
Selling expenses	744	340	$ 348
Long-term debt	35,615
Sterling Overnight Index Average S O N I A
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term debt	$ 5,800			£ 350
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease renewal term (in years)	1 year
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease renewal term (in years)	10 years
Cruise
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Customer deposits	$ 5,100	3,500
Revenues recognized related to customer deposits	1,900	$ 100
Future Cruise Credits
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Customer deposits	$ 210
Ships
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Average useful lives of property and equipment	30 years
Residual value as a percentage of original cost	15.00%